Note 28 Contingent and commitment - Parenthetical information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy	€ 1,400	€ 1,300
Irrevocable payment commitments related to bank levy thereof SRF	1,000	900
Additional Irrevocable Payment Commitments provided to Euroean Single Resolution Fund during the year	119
Additional Irrevocable Payment Commitments provided to German deposit protection Fund during the year	54
Groups cash collateral	1,400	1,200
Groups cash collateral thereof SRPF	1,000	900
Groups Securities collateral	€ 81	€ 78